Supplemental Disclosures to Consolidated Statements of Cash Flows - Schedule of the reconciliation of cash, cash equivalents and restricted cash (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 101.1	$ 118.4	$ 35.8
Restricted cash—current	0.8	1.1	1.4
Restricted cash—noncurrent	0.5	0.5	0.4
Total cash, cash equivalents, and restricted cash shown in the statements of cash flow	$ 102.4	$ 120.0	$ 37.6	$ 35.9